CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Net sales	$ 6,450	$ 6,634	$ 11,526	$ 12,259
Finance and interest income	303	324	599	659
Total Revenues	6,753	6,958	12,125	12,918
Costs and Expenses
Cost of goods sold	5,252	5,456	9,490	10,172
Selling, general and administrative expenses	595	626	1,141	1,193
Research and development expenses	225	225	408	415
Restructuring expenses	10	22	25	34
Interest expense	240	282	470	566
Other, net	190	112	820	212
Total Costs and Expenses	6,512	6,723	12,354	12,592
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	241	235	(229)	326
Income taxes	107	126	147	203
Equity in income of unconsolidated subsidiaries and affiliates	(5)	13	(8)	22
Net income (loss)	129	122	(384)	145
Net income (loss) attributable to noncontrolling interests	3	(2)	2	(1)
Net income (loss) attributable to CNH Industrial N.V.	$ 126	$ 124	$ (386)	$ 146
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.10	$ 0.09	$ (0.28)	$ 0.11
Diluted	0.10	0.09	(0.28)	0.11
Cash dividends declared per common share	$ 0.148	$ 0.216	$ 0.148	$ 0.216